SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories
Short term bank deposit average interest rate	0.60%	0.60%
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares, par value per share	₪ 0.9	₪ 0.9
Buildings and leasehold improvements [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Motor Vehicles [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	6 years
Motor Vehicles [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Software [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Software [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	5 years